Impairment of assets - Disclosure Of Detailed Information About Sensitivity Analysis Of Impairment Test (Detail)	12 Months Ended
Dec. 31, 2020 Aircraft
Statement [Line Items]
Factor	5.1967
Useful Life [Member]
Statement [Line Items]
Sensitivity	5.00%
Useful Life [Member] | Mid-Size / Super Mid-Size Platform [member]
Statement [Line Items]
Sensitivity	5.00%
Discount rate [Member]
Statement [Line Items]
Factor	10.50%
Sensitivity	1.00%
Discount rate [Member] | Mid-Size / Super Mid-Size Platform [member]
Statement [Line Items]
Factor	10.50%
Sensitivity	1.00%
Foreign exchange rate [Member]
Statement [Line Items]
Factor	5.1967
Sensitivity	10.00%
Foreign exchange rate [Member] | Mid-Size / Super Mid-Size Platform [member]
Statement [Line Items]
Factor	5.1967
Sensitivity	10.00%
Platform [Member]
Statement [Line Items]
Impact in impairment test	If the level of aircrafts deliveries fluctuates negatively in 5%, a impairment loss of US$ 104 would be recognized.
Platform [Member] | Mid-Size / Super Mid-Size Platform [member]
Statement [Line Items]
Impact in impairment test	Increase of impairment loss in US$ 63 if the level of aircrafts deliveries fluctuates negatively in 5%, or reduces to zero if fluctuates positively in 5%.
Increase In One Pp [Member]
Statement [Line Items]
Impact in impairment test	Increase of 1 pp. in discount rate would cause impairment loss of US$ 132.
Increase In One Pp [Member] | Mid-Size / Super Mid-Size Platform [member]
Statement [Line Items]
Impact in impairment test	Increase of 1 pp. in discount rate would increase impairment loss in US$ 61, or a reduction of 1 pp. in discount rate would change impairment loss to zero.
Decrease In Spot Rate [Member]
Statement [Line Items]
Impact in impairment test	Reduction of 10% in spot rate as of 12/31/2020 would cause impairment loss of US$ 246.
Decrease In Spot Rate [Member] | Mid-Size / Super Mid-Size Platform [member]
Statement [Line Items]
Impact in impairment test	Reduction of 10% in spot rate as of 12/31/2020 would increase impairment loss in US$ 46, or reduce by US$ 37 if spot rate increases 10%.